Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014
Other Comprehensive Income (Loss) [Abstract]
Other Comprehensive Income (Loss)
Other comprehensive income (loss) components, net of tax, are shown in the following table for the years ended December 31, 2014, 2013 and 2012.

Year ended December 31, (in thousands)	Changes in Pension Plan assets and benefit obligations	Unrealized gains and losses on available-for-sale securities	Unrealized net holding loss on cash flow hedge	Total
Beginning balance at December 31, 2013	$(5,598)	$(29,821)	$—	$(35,419)
Other comprehensive gain (loss) before reclassifications	(9,279)	30,325	—	$21,046
Amounts reclassified from accumulated other comprehensive income	12	753	—	$765
Net current period other comprehensive income (loss)	(9,267)	31,078	—	$21,811
Ending balance at December 31, 2014	$(14,865)	$1,257	$—	$(13,608)

Beginning balance at December 31, 2012	$(27,134)	$9,616	$—	$(17,518)
Other comprehensive gain (loss) before reclassifications	19,766	(39,448)	—	$(19,682)
Amounts reclassified from accumulated other comprehensive income	1,770	11	—	$1,781
Net current period other comprehensive income (loss)	21,536	(39,437)	—	$(17,901)
Ending balance at December 31, 2013	$(5,598)	$(29,821)	$—	$(35,419)

Beginning balance at December 31, 2011	$(20,954)	$12,673	$(550)	$(8,831)
Net current period other comprehensive income (loss)	(6,180)	(3,057)	550	$(8,687)
Ending balance at December 31, 2012	$(27,134)	$9,616	$—	$(17,518)
Other Comprehensive Income (Loss)
Other comprehensive income (loss) components, net of tax, are shown in the following table for the years ended December 31, 2014, 2013 and 2012.

Year ended December 31, (in thousands)	Changes in Pension Plan assets and benefit obligations	Unrealized gains and losses on available-for-sale securities	Unrealized net holding loss on cash flow hedge	Total
Beginning balance at December 31, 2013	$(5,598)	$(29,821)	$—	$(35,419)
Other comprehensive gain (loss) before reclassifications	(9,279)	30,325	—	$21,046
Amounts reclassified from accumulated other comprehensive income	12	753	—	$765
Net current period other comprehensive income (loss)	(9,267)	31,078	—	$21,811
Ending balance at December 31, 2014	$(14,865)	$1,257	$—	$(13,608)

Beginning balance at December 31, 2012	$(27,134)	$9,616	$—	$(17,518)
Other comprehensive gain (loss) before reclassifications	19,766	(39,448)	—	$(19,682)
Amounts reclassified from accumulated other comprehensive income	1,770	11	—	$1,781
Net current period other comprehensive income (loss)	21,536	(39,437)	—	$(17,901)
Ending balance at December 31, 2013	$(5,598)	$(29,821)	$—	$(35,419)

Beginning balance at December 31, 2011	$(20,954)	$12,673	$(550)	$(8,831)
Net current period other comprehensive income (loss)	(6,180)	(3,057)	550	$(8,687)
Ending balance at December 31, 2012	$(27,134)	$9,616	$—	$(17,518)

The following table provides information concerning amounts reclassified out of accumulated other comprehensive income (loss) for the years ended December 31, 2014 and 2013:

	Amount Reclassified from Accumulated Other Comprehensive Income (Loss)		Affected Line Item in the Consolidated Statement of Income
(in thousands)	2014	2013
Amortization of defined benefit pension items
Amortization of prior service cost	$19	$20	Salaries and employee benefits
Amortization of net loss	—	2,703	Salaries and employee benefits
Total income before income taxes	19	2,723	Total income before income taxes
Federal income taxes	7	953	Federal income taxes
Net of tax	$12	$1,770	Net of tax

Unrealized gains & losses on available for sale securities
Loss on sale of investment securities	$1,158	$—	Loss on sale of investment securities
Other than temporary impairment	—	17	Miscellaneous expense
Total income before income taxes	1,158	17	Total income before income taxes
Federal income taxes	405	6	Federal income taxes
Net of tax	$753	$11	Net of tax